Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Statement of comprehensive income [abstract]
Net income		$ 3,100	$ 2,180	$ 2,171
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(1,633)	713	2,453
Net gains (losses) on hedges of investments in foreign operations		960	(476)	(1,571)
Other comprehensive income, net of tax, exchange differences on translation		(673)	237	882
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		176	116	110
Net (gains) losses reclassified to net income		(31)	5	(9)
Other comprehensive income, net of tax, debt securities		145	121	101
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(6)	964	326
Net (gains) losses reclassified to net income		(327)	(497)	(35)
Other comprehensive income, net of tax, cash flow hedges		(333)	467	291
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		31	183	19
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		(45)	(22)	(2)
Net gains (losses) on equity securities designated at FVOCI		4	(1)	3
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(10)	160	20
Total other comprehensive income (loss)	[1]	(871)	985	1,294
Comprehensive income		2,229	3,165	3,465
Comprehensive income attributable to non-controlling interests		7	6	8
Preferred shareholders and other equity instrument holders		106	116	88
Common shareholders		2,116	3,043	3,369
Comprehensive income attributable to equity shareholders		2,222	3,159	3,457
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		57	(23)	(63)
Net gains (losses) on hedges of investments in foreign operations		(159)	9	152
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(102)	(14)	89
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		(59)	(29)	(11)
Net (gains) losses reclassified to net income		12	(1)	3
Income tax (expense) benefit relating to debt securities of other comprehensive income		(47)	(30)	(8)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		2	(371)	(126)
Net (gains) losses reclassified to net income		126	191	14
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		128	(180)	(112)
Not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(12)	(55)	(8)
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		16	9
Net gains (losses) on equity securities designated at FVOCI		(1)	1	(1)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		3	(45)	(9)
Total income tax (expense) benefit allocated to each component of OCI		$ (18)	$ (269)	$ (40)

[1]	Includes $4 million of gains for the quarter ended January 31, 2026 (October 31, 2025: $16 million of gains; January 31, 2025: $3 million of losses), relating to our investments in equity-accounted associates and joint ventures.